UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road

Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road

Havertown, PA 19083

(Name and address of agent for service)

215-882-9983

Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2022

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

Sparkline Intangible Value ETF

Annual Report

May 31, 2022

SPARKLINE INTANGIBLE VALUE ETF

i

SPARKLINE INTANGIBLE VALUE ETF

LETTER TO SHAREHOLDERS
MAY 31, 2022

Dear Shareholder,

Thank you for your investment in the Sparkline Intangible Value ETF (“ITAN” or the “Fund”). The information presented in this letter relates to the operations of the Fund for its fiscal period beginning on its inception (June 29, 2021) through May 31, 2022.

The Fund is an actively-managed exchange-traded fund (“ETF”) that invests in U.S.-listed equity securities that we believe are attractive relative to our proprietary measure of intangible-augmented fair value. This definition of fair value includes four pillars of intangible value: human capital, brand equity, intellectual property, and network effects. We believe that intangible assets are an important and growing component of modern corporate value yet are misvalued by investors relying on traditional financial metrics.

For the fiscal period, ITAN was down 9.54% at its market price and 9.55% at net asset value (NAV). Over the period, ITAN underperformed the Solactive GBS United States 1000 NTR Index, which was down 5.98%. This performance occurred against a bearish macroeconomic backdrop of rising inflation and a pullback in U.S. Federal Reserve Board liquidity. In the past several months, equity markets experienced sharp declines led by significant losses in speculative and unprofitable growth stocks. ITAN carries exposure to innovative companies due to its “intellectual property” pillar. Fortunately, its value orientation helped mitigate some of the losses experienced by many “disruption stocks.”

Despite near-term supply chain issues, we believe that intangible assets will continue to comprise a dominant role in the modern economy. We also believe that ITAN’s valuation-driven lens can help investors navigate the current environment while still staying on the right side of change.

We appreciate your continued investment in the Fund.

Sincerely,

/s/ Kai Wu

Kai Wu

Chief Investment Officer

Sparkline Capital LP

SPARKLINE INTANGIBLE VALUE ETF

LETTER TO SHAREHOLDERS (CONTINUED)
MAY 31, 2022

This communication must be preceded or accompanied by a prospectus.

Investments involve risk and principal loss is possible. There can be no assurance that the fund will achieve its investment objective. The fund invests in equity securities, which may fall in value in adverse economic and market conditions. The fund expects to have exposure to the information technology, communications, healthcare, and consumer discretionary sectors, which face unique competitive, technological, demand, and regulatory risks. The fund may invest in mid- and small-cap companies, which may have limited liquidity and greater volatility. The fund is actively managed and its success will depend on the skills of the advisor and subadvisor, which has a limited operating history. The fund utilizes quantitative methods, machine learning and alternative data, which are subject to data quality, model, algorithm, regulatory, and technological risks. The fund employs a value investing strategy, which may fail if stocks do not reach the subadvisor’s assessment of fair value. Please see the prospectus for more details of these and other risks.

Unlike mutual funds, ETFs may trade at a premium or discount to their net asset value. ETF shares may only be redeemed at NAV by authorized participants in large creation units. There can be no guarantee that an active trading market for shares will exist. The trading of shares may incur brokerage commissions.

The Fund is distributed by Quasar Distributors, LLC.

SPARKLINE INTANGIBLE VALUE ETF

Sparkline Intangible Value ETF

Growth of $10,000 (Unaudited)

Average Annual Return*
Since Inception
Sparkline Intangible Value ETF	(9.55%)
Solactive GBS United States 1000 NTR Index	(5.98%)

*	This chart assumes an initial gross investment of $10,000 made on June 28, 2021. Returns shown include the reinvestment of all dividends. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

SPARKLINE INTANGIBLE VALUE ETF

Tabular Presentation of Schedule of Investments
As of May 31, 2022 (Unaudited)
Sparkline Intangible Value ETF

Sector[1]	% of Net Assets
Manufacturing	44.1%[2]
Information	22.3%
Finance and Insurance	10.1%
Professional, Scientific, and Technical Services	8.4%
Retail Trade	6.8%
Transportation and Warehousing	1.6%
Information Technology	1.5%
Administrative and Support and Waste Management and Remediation Services	1.0%
Real Estate and Rental and Leasing	0.9%
Management of Companies and Enterprises	0.8%
Mining, Quarrying, and Oil and Gas Extraction	0.8%
Wholesale Trade	0.7%
Other[3]	0.4%
Healthcare and Social Assistance	0.3%
Public Administration	0.3%
Total	100.0%

1.	Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment adviser’s internal sector classifications.

2.	For purposes of the Fund’s compliance with its concentration limits, the Fund uses various sub-classifications and none of the Fund’s holdings in the sub-classifications exceed 25% of the Fund’s total assets.

3.	Cash, cash equivalents, short-term investments and other assets less liabilities.

SPARKLINE INTANGIBLE VALUE ETF

INDEX OVERVIEW (UNAUDITED)

MAY 31, 2022

Solactive GBS United States 1000 NTR Index

The Solactive GBS United States 1000 Index intends to track the performance of the largest 1000 companies from the US stock market and is based on the Solactive Global Benchmark Series. Constituents are selected based on company market capitalization and weighted by free float market capitalization. The index is calculated as a net total return index in USD and is reconstituted quarterly.

Sparkline Intangible Value ETF
Schedule of Investments
May 31, 2022

Shares		Value
COMMON STOCKS - 99.5%
Advertising, Public Relations, and Related Services - 0.3%
528	Nielsen Holdings PLC ADR	$13,496

Aerospace Product and Parts Manufacturing - 2.8%
78	Lockheed Martin Corp.	34,329
73	Northrop Grumman Corp.	34,162
526	Raytheon Technologies Corp.	50,033
		118,524
Agriculture, Construction, and Mining Machinery Manufacturing - 0.4%
80	AGCO Corp.	10,250
434	NOV, Inc.	8,680
		18,930
Architectural, Engineering, and Related Services - 0.5%
140	AECOM	9,779
95	Jacobs Engineering Group, Inc.	13,309
		23,088
Business Support Services - 0.2%
210	Genpact Ltd. ADR	9,318

Cable and Other Subscription Programming - 0.7%
449	DISH Network Corp. (a)	10,251
1,014	Warner Bros. Discovery, Inc. (a)	18,708
		28,959
Clothing Stores - 0.2%
810	The Gap, Inc.	8,935

Communications Equipment Manufacturing - 4.6%
1,038	Apple, Inc.	154,496
257	Ciena Corp. (a)	13,061
483	Flex Ltd. ADR (a)	8,245
88	Motorola Solutions, Inc.	19,337
		195,139
Computer and Peripheral Equipment Manufacturing - 3.7%
145	Arista Networks, Inc. (a)	14,831
1,508	Hewlett Packard Enterprise Co.	23,525
818	HP, Inc.	31,771
273	NCR Corp. (a)	9,470
275	NetApp, Inc.	19,786
480	Pure Storage, Inc. (a)	11,391
160	Seagate Technology Holdings PLC ADR	13,547
332	Western Digital Corp. (a)	20,149
44	Zebra Technologies Corp. (a)	14,880
		159,350
Computer Systems Design and Related Services - 7.2%
167	Accenture PLC ADR	49,843
142	Amdocs Ltd. ADR	12,338
31	CACI International, Inc. (a)	8,692
1,440	Cisco Systems, Inc.	64,872
371	Cognizant Technology Solutions Corp.	27,713
179	GoDaddy, Inc. (a)	13,434
398	International Business Machines Corp.	55,258
496	Juniper Networks, Inc.	15,217
115	Leidos Holdings, Inc.	12,017
62	ServiceNow, Inc. (a)	28,983
168	Splunk, Inc. (a)	17,230
		305,597

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
May 31, 2022

Shares		Value
COMMON STOCKS - 99.5% (CONTINUED)
Couriers and Express Delivery Services - 0.6%
116	FedEx Corp.	$26,051

Cut and Sew Apparel Manufacturing - 0.1%
507	Under Armour, Inc. (a)	5,364

Data Processing, Hosting, and Related Services - 0.8%
656	Dropbox, Inc. (a)	13,671
313	DXC Technology Co. (a)	11,024
98	Zendesk, Inc. (a)	8,962
		33,657
Department Stores - 0.7%
211	Kohl’s Corp.	8,507
544	Macy’s, Inc.	12,866
396	Nordstrom, Inc.	10,466
		31,839
Depository Credit Intermediation - 5.1%
1,799	Bank of America Corp.	66,923
273	Capital One Financial Corp.	34,906
500	JPMorgan Chase & Co.	66,115
1,050	Wells Fargo & Co.	48,059
		216,003
Drugs and Druggists Sundries Merchant Wholesalers - 0.3%
236	Cardinal Health, Inc.	13,291

Educational Support Services - 0.2%
389	Chegg, Inc. (a)	7,570

Electrical Equipment and Component Manufacturing - 0.2%
84	Lumentum Holdings, Inc. (a)	7,231

Electronic Shopping and Mail-Order Houses - 4.7%
68	Amazon.com, Inc. (a)	163,485
511	eBay, Inc.	24,870
135	Etsy, Inc. (a)	10,951
		199,306
Electronics and Appliance Stores - 0.3%
154	Best Buy Co., Inc.	12,637

Engine, Turbine, and Power Transmission Equipment Manufacturing - 0.8%
234	BorgWarner, Inc.	9,435
116	Cummins, Inc.	24,258
		33,693
Financial Investment Activities - 0.7%
600	Citigroup, Inc.	32,046

Gambling Industries - 0.1%
116	Light & Wonder, Inc. (a)	6,125

General Freight Trucking - 0.2%
149	XPO Logistics, Inc. (a)	7,963

General Merchandise Stores, Including Warehouse Clubs and Supercenters - 0.8%
224	Target Corp.	36,261

General Purpose Machinery Manufacturing - 0.9%
475	General Electric Co.	37,188

Glass and Glass Product Manufacturing - 0.6%
749	Corning, Inc.	26,829

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
May 31, 2022

Shares		Value
COMMON STOCKS - 99.5% (CONTINUED)
Household Appliance Manufacturing - 0.2%
53	Whirlpool Corp.	$9,765

Industrial Machinery Manufacturing - 0.9%
250	Applied Materials, Inc.	29,322
63	MKS Instruments, Inc.	7,781
		37,103
Information Services - 5.6%
32	Alphabet, Inc. (a)	72,808
62	Gartner, Inc. (a)	16,269
556	Meta Platforms, Inc. (a)	107,664
648	Pinterest, Inc. (a)	12,733
707	Snap, Inc. (a)	9,976
521	Twitter, Inc. (a)	20,632
		240,082
Insurance Carriers - 1.6%
198	Allstate Corp.	27,065
191	Hartford Financial Services Group, Inc.	13,849
240	Prudential Financial, Inc.	25,500
		66,414
Internet Publishing and Broadcasting and Web Search Portals - 2.0%
32	Alphabet, Inc. (a)	72,985
312	Zillow Group, Inc. (a)	12,467
		85,452
Management, Scientific, and Technical Consulting Services - 0.4%
182	Booz Allen Hamilton Holding Corp.	15,626

Medical and Diagnostic Laboratories - 0.1%
144	Natera, Inc. (a)	5,283

Medical Equipment and Supplies Manufacturing - 0.7%
724	Boston Scientific Corp. (a)	29,691

Miscellaneous Manufacturing - 0.5%
460	Mattel, Inc. (a)	11,555
420	Newell Brands, Inc.	9,005
		20,560
Motor Vehicle Manufacturing - 1.7%
2,610	Ford Motor Co.	35,705
978	General Motors Co. (a)	37,829
		73,534
Navigational, Measuring, Electromedical, and Control Instruments Manufacturing - 3.6%
139	Agilent Technologies, Inc.	17,731
177	Hologic, Inc. (a)	13,323
119	Keysight Technologies, Inc. (a)	17,326
439	Medtronic PLC ADR	43,966
442	Qualcomm, Inc.	63,303
		155,649
Nondepository Credit Intermediation - 1.5%
261	American Express Co.	44,062
174	Discover Financial Services	19,747
		63,809
Nonmetallic Mineral Product Manufacturing - 0.9%
243	3M Co.	36,277

Offices of Real Estate Agents and Brokers - 0.6%
184	CBRE Group, Inc. (a)	15,243
63	Jones Lang LaSalle, Inc. (a)	12,431
		27,674

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
May 31, 2022

Shares		Value
COMMON STOCKS - 99.5% (CONTINUED)
Pharmaceutical and Medicine Manufacturing - 6.9%
143	Amgen, Inc.	$36,714
111	Biogen, Inc. (a)	22,200
660	Bristol-Myers Squibb Co.	49,797
512	Gilead Sciences, Inc.	33,203
68	Jazz Pharmaceuticals PLC ADR (a)	10,178
712	Merck & Co., Inc.	65,525
1,198	Pfizer, Inc.	63,542
60	United Therapeutics Corp. (a)	13,821
		294,980
Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.8%
282	DuPont de Nemours, Inc.	19,134
141	Eastman Chemical Co.	15,533
		34,667
Rubber Product Manufacturing - 0.1%
391	Goodyear Tire & Rubber Co. (a)	5,052

Securities and Commodity Contracts Intermediation and Brokerage - 2.0%
145	Goldman Sachs Group, Inc.	47,393
462	Morgan Stanley	39,797
		87,190
Semiconductor and Other Electronic Component Manufacturing - 7.5%
372	Advanced Micro Devices, Inc. (a)	37,892
1,496	Intel Corp.	66,452
234	Jabil, Inc.	14,396
639	Micron Technology, Inc.	47,184
529	NVIDIA Corp.	98,775
152	NXP Semiconductors N.V. ADR	28,844
249	ON Semiconductor Corp. (a)	15,109
84	Silicon Laboratories, Inc. (a)	12,529
		321,181
Semiconductor Machinery Manufacturing - 0.6%
49	Lam Research Corp.	25,482

Software Publishers - 16.9%
173	Adobe, Inc. (a)	72,051
199	Akamai Technologies, Inc. (a)	20,107
130	Autodesk, Inc. (a)	27,007
364	Block, Inc. (a)	31,854
141	Cadence Design Systems, Inc. (a)	21,676
394	Change Healthcare, Inc. (a)	9,491
186	Dolby Laboratories, Inc.	14,437
155	Electronic Arts, Inc.	21,491
85	F5, Inc. (a)	13,858
68	Fortinet, Inc. (a)	20,001
39	HubSpot, Inc. (a)	13,170
829	Lyft, Inc. (a)	14,657
590	Microsoft Corp.	160,403
18	MicroStrategy, Inc. (a)(b)	4,764
160	New Relic, Inc. (a)	7,498
540	NortonLifeLock, Inc.	13,144
955	Oracle Corp.	68,684
68	Palo Alto Networks, Inc. (a)	34,189
96	PTC, Inc. (a)	11,187
378	Salesforce, Inc. (a)	60,571
77	Synopsys, Inc. (a)	24,578
318	VMware, Inc. (a)	40,736
109	Workday, Inc. (a)	17,037
		722,591

The accompanying notes are an integral part of these financial statements.

Sparkline Intangible Value ETF
Schedule of Investments (Continued)
May 31, 2022

Shares		Value
COMMON STOCKS - 99.5% (CONTINUED)
Support Activities for Mining - 1.2%
483	Baker Hughes Co.	$17,378
742	Schlumberger N.V. ADR	34,102
		51,480
Transit and Ground Passenger Transportation - 0.5%
912	Uber Technologies, Inc. (a)	21,158

Transportation Equipment Manufacturing - 0.5%
229	Harley-Davidson, Inc.	8,056
106	Polaris, Inc.	11,294
		19,350
Travel Arrangement and Reservation Services - 0.4%
141	Expedia Group, Inc. (a)	18,235

Wired and Wireless Telecommunications Carriers - 4.1%
2,512	AT&T, Inc.	53,480
1,000	Comcast Corp.	44,280
1,478	Verizon Communications, Inc.	75,807
		173,567
	TOTAL COMMON STOCKS (Cost $4,800,934)	4,256,242

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%
3,174	First American Government Obligations Fund - Class X, 0.66% (c)	3,174
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,174)	3,174

MONEY MARKET FUNDS - 0.4%
15,917	First American Government Obligations Fund - Class X, 0.66% (c)	15,917
	TOTAL MONEY MARKET FUNDS (Cost $15,917)	15,917

	TOTAL INVESTMENTS (Cost $4,820,025) - 100.0%	4,275,333
	Other Assets in Excess of Liabilities - 0.0% (d)	1,635
	TOTAL NET ASSETS - 100.0%	$4,276,968

Percentages are stated as a percent of net assets.

ADR - American Depository Receipt

PLC - Public Limited Company

(a)	Non-Income producing security.
(b)	This security or a portion of this security was out on loan as of May 31, 2022. Total loaned securities had a market value of $4,500 as of May 31, 2022.
(c)	Rate shown is the 7-day effective yield.
(d)	Represents less than 0.05% of net assets.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2022

Sparkline Intangible Value ETF
Assets:
Investments in securities, at value(1)	$4,275,333
Dividends and interest receivable	6,554
Cash collateral received for securities loaned (Note 4)	634
Securities lending income receivable (Note 4)	3
Total assets	4,282,524

Liabilities:
Due to securities lending agent (Note 4)	3,808
Accrued investment advisory fees	1,748
Total liabilities	5,556
Net Assets	$4,276,968

Net Assets Consist of:
Paid-in capital	$4,863,563
Total distributable earnings (accumulated deficit)	(586,595)
Net Assets:	$4,276,968

Calculation of Net Asset Value Per Share:
Net Assets	$4,276,968
Shares Outstanding (unlimited shares of beneficial interest authorized, no par value)	190,000
Net Asset Value per Share	$22.51

Cost of Investments in Securities	$4,820,025

(1)	Includes $3,174 of collateral for securities on loan.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF OPERATIONS

For the Period Ended May 31, 2022

Sparkline Intangible Value ETF(1)
Investment Income:
Dividend income	$34,792
Interest income	20
Securities lending income	6
Total investment income	34,818

Expenses:
Investment advisory fees	12,182
Net expenses	12,182

Net Investment Income (Loss)	22,636

Realized and Unrealized Gain on Investments:
Net realized gain on:
Investments	3,133
3,133
Net change in unrealized depreciation on:
Investments	(544,692)
(544,692)
Net realized and unrealized loss on investments:	(541,559)
Net Decrease in Net Assets Resulting from Operations	$(518,923)

(1)	The Fund commenced operations on June 29, 2021.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

STATEMENT OF CHANGES IN NET ASSETS

Sparkline Intangible Value ETF
For the Period Ended May 31, 2022(1)
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$22,636
Net realized gain on investments	3,133
Net change in unrealized depreciation on investments	(544,692)
Net decrease in net assets resulting from operations	(518,923)

Distributions to Shareholders:
Net investment income	(8,097)
Total distributions to shareholders	(8,097)

Capital Share Transactions:
Proceeds from shares sold	5,592,204
Payments for shares redeemed	(788,216)
Net increase in net assets derived from net change in capital share transactions	4,803,988
Net Increase in Net Assets	4,276,968

Net Assets:
Beginning of period	-
End of period	$4,276,968

Changes in Shares Outstanding
Shares outstanding, beginning of period	-
Shares sold	220,000
Shares redeemed	(30,000)
Shares outstanding, end of period	190,000

(1)	The Fund commenced operations on June 29, 2021.

The accompanying notes are an integral part of these financial statements.

SPARKLINE INTANGIBLE VALUE ETF

FINANCIAL HIGHLIGHTS

For the Period Ended May 31, 2022

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (000’s)	Net Expenses(3)(4)	Gross Expenses(3)	Net Investment Income(3)	Portfolio Turnover Rate(5)
Sparkline Intangible Value ETF
June 29, 2021(6) to May 31, 2022	$25.00	0.21	(2.58)	(2.37)	(0.12)	(0.12)	$22.51	(9.55)%	$4,277	0.50%	0.50%	0.93%	49%

(1)	Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding throughout the period.
(2)	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes. Total return for a period of less than one year is not annualized.
(3)	For periods of less than one year, these ratios are annualized.
(4)	Net expenses include effects of any reimbursement or recoupment.
(5)	Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year.
(6)	Commencement of operations.

The accompanying Notes to the Financial Statements are an integral part of these Financial Statements.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2022

NOTE 1 – ORGANIZATION

Sparkline Intangible Value ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered diversified under the 1940 Act. The Fund commenced operations on June 29, 2021. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services - Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation.

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in U.S.-listed equity securities that Sparkline Capital LP (the “Sub-Adviser”) believes are attractive relative to its proprietary measure of “intangible-augmented intrinsic value.”

Shares of the Sparkline Intangible Value ETF are listed and traded on the NYSE ARCA Exchange, Inc. (“NYSE”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. The standard transaction fee, which is payable to the Trust’s custodian, typically applies to in-kind purchases of the Fund effected through the clearing process on any business day, regardless of the number of Creation Units purchased or redeemed that day (“Standard Transaction Fees”). Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions fees. Certain fund deposits consisting of cash-in-lieu or cash value may be subject to a variable charge (“Variable Transaction Fees”), which is payable to the Fund, of up to 2.00% of the value of the order in addition to the Standard Transaction Fees. Variable Transaction Fees received by the Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.

Because, among other things, the Fund imposes transaction fees on purchases and redemptions of Shares to cover the custodial and other costs incurred by the Fund in effecting trades, the Board determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2022

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.	Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Securities for which quotations are not readily available are valued by a committee established by the Trust’s Board of Trustees (the “Board”) in accordance with procedures established by the Board. This “fair valuation” process is designed to value the subject security at the price the Trust would reasonably expect to receive upon its current sale. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of “fair value” pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of May 31, 2022, the Fund did not hold any securities valued by an investment committee.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2- Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3- Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2022

The following is a summary of the fair value classification of the Fund’s investments as of May 31, 2022:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Sparkline Intangible Value ETF
Assets*
Common Stocks	$4,256,242	$-	$-	$4,256,242
Investments Purchased with Proceeds from Securities Lending	3,174	-	-	3,174
Money Market Funds	15,917	-	-	15,917
Total Investments in Securities	$4,275,333	$-	$-	$4,275,333

*	For further detail on each asset class, see the Schedule of Investments

During the fiscal period ended May 31, 2022, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.	Risks. Markets may perform poorly and the returns from the securities in which the Fund invests may underperform returns from the general securities markets. Securities markets may experience periods of high volatility and reduced liquidity in response to governmental actions or intervention, economic or market developments, or other external factors. The value of a company’s securities may rise or fall in response to company, market, economic or other news.

Foreign securities may underperform U.S. securities and may be more volatile than U.S. securities. Risks relating to investments in foreign securities (including, but not limited to, depositary receipts and participation certificates) and to securities of issuers with significant exposure to foreign markets include: currency exchange rate fluctuation; less available public information about the issuers of securities; less stringent regulatory standards; lack of uniform accounting, auditing and financial reporting standards; and country risks including less liquidity, high inflation rates, unfavorable economic practices, political instability and expropriation and nationalization risks.

The risks of foreign securities typically are greater in emerging and less developed markets. For example, in addition to the risks associated with investments in any foreign country, political, legal and economic structures in these less developed countries may be new and changing rapidly, which may cause instability and greater risk of loss. These securities markets may be less developed and securities in those markets are generally more volatile and less liquid than those in developed markets. Investing in emerging market countries may involve substantial risk due to, among other reasons, limited information; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems and thinner trading markets as compared to those in developed countries; different clearing and settlement procedures and custodial services; and currency blockages or transfer restrictions. Emerging market countries also are more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets. Certain emerging markets also may face other significant internal or external risks, including a heightened risk of war and ethnic, religious and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets. Such markets may also be heavily reliant on foreign capital and, therefore, vulnerable to capital flight.

Quantitative Security Selection Risk. Data for some companies may be less available and/or less current than data for companies in other markets. The Sub-Adviser uses quantity models, and its processes could be adversely affected if erroneous or outdated data is utilized. In addition, securities selected using a quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2022

Machine Learning Risk.

Alternative Data Risk. The Sub-Adviser employs so-called “alternative data,” which generally refers to data that is not the traditional exchange or accounting data that has been widely used by the mainstream investment industry. Risks associated with alternative data include the possibility of new legal and regulatory frameworks targeting the collection and use of the data or technological changes that may make the data less useful or available. There is also the possibility that the organizations providing alternative data may cease operations, change business models, or suffer temporary outages due to technical issues. Insider trading and “fair practice” laws are generally untested in this area. Investment decisions based on alternative data may be flawed for various reasons, such as incomplete, “dirty” or misunderstood data, or problems with the technology used to collect and analyze it.

Consumer Discretionary Sector Risk. The Fund will have exposure to companies operating in the consumer discretionary sector. The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income and consumer preferences, social trends and marketing campaigns.

See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

C.	Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	Federal Income Taxes. The Fund intends to continue to comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, as necessary to qualify as a regulated investment company and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required. As of and during the fiscal period ended May 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. As of and during the fiscal period ended May 31, 2022, the Fund did not have liabilities for any unrecognized tax benefits. The Fund would/will recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the fiscal period ended May 31, 2022, the Fund did not incur any interest or penalties. The Fund is subject to examination by U.S. taxing authorities for the tax periods since the Fund’s commencement of operations.

The Fund may be subject to taxes imposed on realized and unrealized gains on securities of certain foreign countries in which the Fund invests. The foreign tax expense, if any, was recorded on an accrual basis and is included in “Net realized gain (loss) on investments” and “Net increase (decrease) in unrealized appreciation or depreciation on investments” on the accompanying Statements of Operations. The amount of foreign tax owed, if any, is included in “Payable for foreign taxes” on the accompanying Statements of Assets and Liabilities and is comprised of withholding taxes on foreign dividends and taxes on unrealized gains.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2022

E.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and from net realized gains on securities for the Fund are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

F.	Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

I.	Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital. For the fiscal period ended May 31, 2022 the following table shows the reclassifications made:

	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid in Capital
Sparkline Intangible Value ETF	$-	$(59,575)	$59,575

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2022

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC d/b/a EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

Sparkline Capital LP serves as a non-discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

At a Board meeting held on June 22, 2021, the Board of Trustees of the Trust (the “Trustees”) including each Trustee who is not an “interested person” of the Trust, as defined in the 1940 Act, approved the Advisory Agreement and Sub-Advisory Agreement. Per the Advisory Agreement, the Fund pays an annual rate of 0.50% to the Adviser monthly based on average daily net assets. A description of the Board’s consideration was included in the Fund's semi-annual report dated November 30, 2021.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2022

NOTE 4 – SECURITIES LENDING

On October 1, 2021, the Board approved the use of securities lending. The Fund may lend up to 33⅓% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense, or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

As of the end of the current fiscal period, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.

As of the end of the current fiscal period, the values of the securities on loan and payable for collateral due to broker for the Fund were as follows:

	Value of	Payable for
	Securities	Collateral
	on Loan	Received*
Sparkline Intangible Value ETF	$4,500	$3,808

*	The cash collateral received was invested in the First American Money Market Government Obligations Fund as shown on the Schedule of Investments. The investment objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) is reflected in the Fund’s Statement of Operations. Net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period, was as follows:

Sparkline Intangible Value ETF	$6

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2022

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the fiscal period ended May 31, 2022, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Sparkline Intangible Value ETF	$1,588,515	$1,162,268

For the fiscal period ended May 31, 2022, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
Sparkline Intangible Value ETF	$5,089,138	$713,504

For the fiscal period ended May 31, 2022, short term and long-term gains on in-kind transactions were as follows:

	Short Term	Long Term
Sparkline Intangible Value ETF	$59,575	$-

There were no purchases or sales of U.S. Government securities during the fiscal period.

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2022

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes at May 31, 2022 were as follows:

Sparkline Intangible Value ETF
Tax cost of Investments	$4,868,668
Gross tax unrealized appreciation	118,504
Gross tax unrealized depreciation	(711,839)
Net tax unrealized appreciation (depreciation)	$(593,335)
Undistributed ordinary income	14,539
Undistributed long-term gain	-
Total distributable earnings	14,539
Other accumulated gain (loss)	(7,799)
Total accumulated gain (loss)	$(586,595)

The difference between book and tax-basis cost is attributable to the realization for tax purposes of unrealized gains on investments in REITs, partnerships, passive foreign investment companies and wash sales. Under tax law, certain capital and foreign currency losses realized after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the fiscal period ended May 31, 2022, the Fund did not defer any qualified late year losses.

At May 31, 2022, the Fund had the following capital loss carryforwards

	Unlimited Short-Term	Unlimited Long-Term
Sparkline Intangible Value ETF	$(7,800)	$-

SPARKLINE INTANGIBLE VALUE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
MAY 31, 2022

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the fiscal period ended May 31, 2022, was as follows:

Fiscal Period Ended May 31, 2022
Ordinary Income
Sparkline Intangible Value ETF	$8,097

NOTE 8 – OTHER INFORMATION

Effective March 31, 2021, Foreside Financial Group, LLC (“Foreside”) acquired Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, from U.S. Bancorp. As a result of the acquisition, Quasar became a wholly-owned broker-dealer subsidiary of Foreside and is no longer affiliated with U.S. Bancorp. The Board of Trustees of the Trust has approved a new Distribution Agreement to enable Quasar to continue serving as the Fund’s distributor.

On July 7, 2021, Foreside Financial Group, LLC (“Foreside”), the parent company of Quasar Distributors, LLC (“Quasar”), the Fund’s distributor, announced that it had entered into a definitive purchase and sale agreement with Genstar Capital (“Genstar”) such that Genstar would acquire a majority stake in Foreside. The transaction closed at the end of the third quarter of 2021. Quasar remains the Fund’s distributor after the close of the transaction, as approved by the Board on September 15, 2021.

On April 19, 2022, the Board of Trustees approved the renaming of the Trust to EA Series Trust.

On April 19, 2022, the Board of Trustees approved a new officer of the Trust. As of April 21, 2022, Sean Hegarty is the Assistant Treasurer and Liquidity Risk Management Program Administrator for the EA Series Trust.

NOTE 9 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through date the financial statements were issued. There were no transactions that occurred during the period subsequent to May 31, 2022, that materially impacted the amounts or disclosures in the Fund’s financial statements.

SPARKLINE INTANGIBLE VALUE ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

SPICER JEFFRIES LLP

Certified Public Accountants

4601 DTC BOULEVARD ● SUITE 700

DENVER, COLORADO 80237

TELEPHONE: (303) 753-1959

FAX: (303) 753-0338

www.spicerjeffries.com

To the Shareholders and

Board of Trustees of

EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Sparkline Intangible Value ETF (the “Fund”, a series of EA Series Trust, the “Trust”) as of May 31, 2022, and the related statements of operations, changes in net assets, and financial highlights for the period from June 29, 2021 (commencement of operations) through May 31, 2022, and the related notes and schedules (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position as of May 31, 2022, and the results of operations, changes in net assets, and financial highlights, in all material respects, for the period from June 29, 2021 (commencement of operations) through May 31, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

SPARKLINE INTANGIBLE VALUE ETF

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Critical Audit Matters

Critical audit matters are matters arising from the current period audit of the financial statements that were communicated or required to be communicated to the audit committee and that: (1) relate to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. We determined that there are no critical audit matters.

We have served as the auditor of one or more of the investment companies within the EA Series Trust since 2016.

Denver, Colorado

July 29, 2022

SPARKLINE INTANGIBLE VALUE ETF

EXPENSE EXAMPLE
MAY 31, 2022 (UNAUDITED)

As a shareholder of the Sparkline Intangible Value ETF, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held the entire period (December 1, 2021 to May 31, 2022).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period December 1, 2021 to May 31, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund’s and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. The information assumes the reinvestment of all dividends and distributions.

	Annualized Expense Ratio	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Expenses Paid During Period December 1, 2021 to May 31, 2022
Sparkline Intangible Value ETF[1]
Actual	0.50%	$1,000.00	$870.20	$2.33
Hypothetical (5% annual return before expenses)	0.50%	1,000.00	1,022.44	2.52

1.	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 182/365, to reflect the one-half year period.

SPARKLINE INTANGIBLE VALUE ETF

REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program (“the Program”) to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Trust’s Board of Trustees has designated the Chief Executive Officer of Empowered Funds LLC (the “Adviser) as the Program Administrator, responsible for administering the Program and its policies and procedures.

At the October 13, 2021, meeting of the Board of Trustees of the Trust, the Program Administrator provided the Trustees with a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended September 30, 2021. The report concluded that the Program appeared effectively tailored to identify potential illiquid scenarios and to enable the Fund to deliver appropriate reporting. In addition, the report concluded that the Program is adequately operating and its implementation has been effective. The report reflected that there were no liquidity events that impacted the Fund’s ability to timely meet redemptions without dilution to existing shareholders. The report further described material changes that were made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

SPARKLINE INTANGIBLE VALUE ETF

FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended May 31, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Sparkline Intangible ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2022 was as follows:

Sparkline Intangible ETF	100.00%

SHORT TERM CAPITAL GAIN

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871 (k)(2)(C) for the Fund was 0.00% (unaudited).

SPARKLINE INTANGIBLE VALUE ETF

MANAGEMENT OF THE FUND

The table below sets forth certain information about each of the Trust’s executive officers as well as its affiliated and independent Trustees.

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Daniel Dorn Born: 1975	Trustee	Since 2014	Associate Professor of Finance, Drexel University, LeBow College of Business (2003 – present).	20	None
Michael S. Pagano, Ph.D., CFA Born: 1962	Trustee	Since 2014	The Robert J. and Mary Ellen Darretta Endowed Chair in Finance, Villanova University (1999 – present); Associate Editor of The Financial Review (2009 - present) and Editorial Board Member of Advances in Quantitative Analysis of Finance and Accounting (2010 – present); Founder, Michael S. Pagano, LLC (business consulting firm) (2008 – present); Member of FINRA’s Market Regulation Committee (2009 – present).	20	None
Chukwuemeka (Emeka) O. Oguh Born: 1983	Trustee	Since 2018	Co-founder and CEO, PeopleJoy (2016 – present).	20	None
Interested Trustee*
Wesley R. Gray, Ph.D. Born: 1980	Trustee and President	Since 2014	Founder and Executive Managing Member, EA Advisers (2013 – present); Founder and Executive Managing Member, Empirical Finance, LLC d/b/a EA Advisers (2010 – present).	20	None

*	Dr. Gray is an “interested person,” as defined by the Investment Company Act, because of his employment with and ownership interest in the Adviser.

Additional information about the Affiliated Trustee and Independent Trustees is available in the Statement of Additional Information (SAI).

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MANAGEMENT OF THE FUND

Officers

Name, Address, and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years
John Vogel, Ph.D. Born: 1983	Treasurer and Chief Financial Officer	Since 2014	Managing Member, EA Advisers (2013 – present); Managing Member, Empirical Finance, LLC d/b/a EA Advisers (2012 – present).
Patrick R. Cleary Born: 1982	Secretary and Chief Compliance Officer	Since 2015	Chief Operating Officer and Managing Member, EA Series Trust (2014 – present); Chief Executive Officer of EA Advisers (2021 – present).
Sean Hegarty Born: 1993	Assistant Treasurer	Since 2022	Chief Operating Officer, EA Advisers (2022 – present); Assistant Vice President – Fund Administration, U.S. Bank Global Fund Services (2018 – 2022); Staff Accountant, Cohen & Company (2015 – 2018)

SPARKLINE INTANGIBLE VALUE ETF

INFORMATION ABOUT PORTFOLIO HOLDINGS (UNAUDITED)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Form N-PORT is available without charge, upon request, by calling (215) 882-9983. Furthermore, you may obtain the Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at https://etf.sparklinecapital.com/itan/ daily.

INFORMATION ABOUT PROXY VOTING (UNAUDITED)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling (215) 882-9983, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at https://etf.sparklinecapital.com/itan/.

When available, information regarding how the Fund’s voted proxies relating to portfolio securities during the twelve months ending June 30 is (1) available by calling (215) 882-9983 and (2) the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (UNAUDITED)

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at premium) or below (i.e., at a discount) the NAV of the Fund is available, without charge, on the Fund’s website at https://etf.sparklinecapital.com/itan/.

PRIVACY POLICY (UNAUDITED)

EA Series Trust (the “Trust”) is strongly committed to preserving and safeguarding the personal financial information of any customers of the Trust. Confidentiality is extremely important to us.

Regulation S-P requires, among others, each investment company to “adopt written policies and procedures that address administrative, technical, and physical safeguards for the protection of customer records and information.” However, Pursuant to Regulation S-P’s definition of “customer,” the Trust currently does not have, nor does it anticipate having in the future, any customers. In addition, the Trust does not collect any non-public personal information from any consumers.

Nonetheless, the Trust has instituted certain technical, administrative and physical safeguards through which the Trust would seek to protect personal financial information about any customers from unauthorized use and access. First, technical procedures are used in order to limit the accessibility and exposure of Trust-maintained information contained in electronic form. If customer information were obtained by the Trust, such technical procedures would cover such information.

Second, administrative procedures that are in place, would be used to control the number and type of employees, affiliated and nonaffiliated persons, to whom customer information (if the Trust were to obtain any) would be accessible.

Third, physical safeguards have been established, which if customer information were obtained by the Trust, to prevent access to such information contained in hard-copy form.

As these procedures illustrate, the Trust realizes the importance of information confidentiality and security and emphasizes practices which are aimed at achieving those goals.

Adviser

Empowered Funds, LLC d/b/a EA Advisers

19 East Eagle Road

Havertown, PA 19083

Distributor

Quasar Distributors, LLC

111 East Kilbourn Ave, Suite 2200

Milwaukee, Wisconsin 53202

Custodian and Securities Lending Agent

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bank Global Fund Services, LLC

615 East Michigan Street

Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Spicer Jeffries LLP

4601 DTC Boulevard, Suite 700

Denver, CO 80237

Legal Counsel

Practus, LLC

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

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Symbol – ITAN

CUSIP – 02072L771

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

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	FYE 5/31/2022	FYE 5/31/2021
Audit Fees	$8,750	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,250	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Spicer Jeffries LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Sparkline Intangible Value ETF

	FYE 5/31/2022	FYE 5/31/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Sparkline Intangible Value ETF

Non-Audit Related Fees	FYE 5/31/2022	FYE 5/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	August 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley Gray
Wesley Gray, President, Principal Executive Officer

Date:	August 2, 2022

By (Signature and Title)	/s/ John R. Vogel
John R. Vogel, Principal Financial Officer and Treasurer

Date:	August 2, 2022